POWERSHARES EXCHANGE-TRADED FUND TRUST


POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO - PFM
POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO - PHJ POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO - PID

[GRAPHIC]

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of twenty-three separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to three funds of the Trust, PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio (each a "Fund" and together, the "Funds"). The other twenty funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, PowerShares Wilderhill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio and PowerShares Zacks Micro Cap Portfolio, are offered through six separate prospectuses. The shares of the Funds (the "Shares") have been approved for listing, subject to notice of issuance, on the American Stock Exchange. Market prices for Shares may be different from their net asset value ("NAV"). Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       Prospectus Dated September 15, 2005


                        NOT FDIC INSURED. MAY LOSE VALUE.
                               NO BANK GUARANTEE.

TABLE OF CONTENTS

4    Introduction - The PowerShares Exchange-Traded Fund Trust
4    Who Should Invest In the Funds
4    Tax Advantaged Product Structure
5    PowerShares Dividend Achievers(TM) Portfolio
13   PowerShares High Growth Rate Dividend Achievers(TM) Portfolio
21   PowerShares International Dividend Achievers(TM) Portfolio
29   Additional Investment Strategies
29   Additional Risks
30   Portfolio Holdings
30   Management of the Funds
32   How to Buy and Sell Shares
34   Creations, Redemptions and Transaction Fees
36   Dividends, Distributions and Taxes
39   Distribution Plan
39   Net Asset Value
40   Fund Service Providers
40   Index Provider
40   Disclaimers
42   Other Information

INTRODUCTION - THE POWERSHARES EXCHANGE-TRADED FUND TRUST
The Trust is an investment company consisting of twenty-three separate exchange-traded "index funds." The investment objective of each of the funds is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for the funds (the "Adviser").

The Funds' Shares have been approved for listing, subject to notice of issuance, on the American Stock Exchange ("AMEX"). The Funds' Shares will trade at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the funds.

WHO SHOULD INVEST IN THE FUNDS
The funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE
Unlike conventional mutual funds, the Shares are traded throughout the day on the AMEX whereas mutual funds are only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the funds or their ongoing shareholders.

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Broad Dividend Achievers(TM) Index (the "Underlying Index").

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 80% of its total assets in common stocks of companies that have raised their annual regular cash dividend payments for at least each of the last 10 consecutive fiscal years. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the Broad Dividend Achievers(TM) Index. The Adviser will seek to match the performance of the Broad Dividend Achievers(TM) Index. The Broad Dividend Achievers(TM) Index is currently comprised of 314 stocks selected principally on the basis of their consecutive years of dividend growth as identified by Mergent(R), Inc. ("Mergent") pursuant to a proprietary selection methodology. In tracking the Index, it is anticipated that a small portion of the stocks will include small and medium capitalization stocks. Since 1979, Mergent has tracked companies that have had a consistent record of dividend increases. To qualify as a stock included in the universe of "Dividend Achievers(TM)," an issuer must have raised its annual regular cash dividend payments for at least each of the last 10 consecutive fiscal years. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund generally will invest in the stocks comprising the Broad Dividend Achievers(TM) Index in proportion to their weightings in the Broad Dividend Achievers(TM) Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Broad Dividend Achievers(TM) Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Broad Dividend Achievers(TM) Index, purchase securities not in the Broad Dividend Achievers(TM) Index which the Adviser believes are appropriate to substitute for certain securities in the Broad Dividend Achievers(TM) Index or utilize various combinations of other available investment techniques, in seeking to track the Broad Dividend Achievers(TM) Index. The Fund may sell stocks that are represented in the Broad Dividend Achievers(TM) Index in anticipation of their removal from the Broad Dividend Achievers(TM) Index, or purchase stocks not represented in the Broad Dividend Achievers(TM) Index in anticipation of their addition to the Broad Dividend Achievers(TM) Index.

MERGENT INDEX METHODOLOGY
The Broad Dividend Achievers(TM) Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend Achievers(TM)." To become eligible for inclusion in the Broad Dividend Achievers(TM) Index, a company must be incorporated in the United States or territories, trade on the New York Stock Exchange ("NYSE"), NASDAQ or AMEX, and must have raised its annual regular cash dividend payments for at least each of the last 10 consecutive fiscal years.

Mergent uses the last available dividend payable date for the previous calendar or fiscal year to calculate the total annual regular dividend payment. Mergent reserves the authority to include companies with an off calendar year payment schedule or an off fiscal year as long as the payable date falls within the first 10 days of the fiscal or calendar year.

Similar to other index values published by the AMEX, the value of the Broad Dividend Achievers(TM) Index is published every 15 seconds through the Consolidated Tape Association's Network B. The Index is published under the ticker symbol "DAA."

INDEX CONSTRUCTION
The Dividend Achievers(TM) companies are identified as those companies that have been incorporated in the United States or its territories and trade on the NYSE, NASDAQ or AMEX, with aggregate annual regular dividend payments that have increased consistently over the course of the last 10 or more fiscal years.

The universe of companies is weighted according to modified market capitalization, using each company's most recent shares outstanding and the closing price at the company's last trading day in December. No single company may exceed 5% of the Broad Dividend Achievers(TM) Index as of either a reconstitution or rebalance date. Companies with market capitalizations that exceed 5% will have their index weight modified to equal 5% of the Broad Dividend Achievers(TM) Index. The excess amounts from companies whose initial market capitalizations exceeded 5% of the Broad Dividend Achievers(TM) Index will be redistributed among the remaining companies in proportion to their initial weights until no company exceeds 5% of the Broad Dividend Achievers(TM) Index. These modified weights will then become effective on the last trading day in January. In between the reconstitution and rebalance dates, the Broad Dividend Achievers(TM) Index weights of each company will float; thus it will be possible for a company to exceed 5% of the Broad Dividend Achievers(TM) Index during this period.

INDEX REBALANCING
The Broad Dividend Achievers(TM) Index is rebalanced on a quarterly basis using a modified market capitalization methodology. The modified market capitalizations are calculated using the company's most recent shares outstanding and the company's stock's closing price at the last day in March, June and September. These modified weights will then become effective on the company's stock's last trading days in April, July and October, respectively. The composition of the Fund's portfolio will therefore change to the extent necessary to replicate the Broad Dividend Achievers(TM) Index.

The Broad Dividend Achievers(TM) Index is also reconstituted on an annual basis to incorporate a group of stocks identified by Mergent as "Dividend Achievers(TM)" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last trading day in January.

INDEX MAINTENANCE
Share adjustments to reflect a split, a reverse split or a stock dividend will be made on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

DIVIDEND PAYMENTS
For total return calculations for the Broad Dividend Achievers(TM) Index, dividend payments will be reinvested in the Broad Dividend Achievers(TM) Index on the ex-date of the underlying securities.

MERGERS
In the event of a merger between two companies included in the Broad Dividend Achievers(TM) Index, the common shares of the surviving company will continue to be represented in the Broad Dividend Achievers(TM) Index. In the event of a merger between a company in the Broad Dividend Achievers(TM) Index and a company not in the Broad Dividend Achievers(TM) Index, the surviving company will only be included in the Broad Dividend Achievers(TM) Index if the Broad Dividend Achievers(TM) company is the surviving company.

ACQUISITIONS
A company will be dropped from the Broad Dividend Achievers(TM) Index in the case of its acquisition. The Broad Dividend Achievers(TM) Index divisor will be adjusted to reflect the acquisition.

DELISTING OF PORTFOLIO SECURITIES
A company will be dropped from the Broad Dividend Achievers(TM) Index in the event the company ceases to be listed on the NYSE, NASDAQ or AMEX.

BANKRUPTCY OR PROLONGED TRADING SUSPENSION
In the event of bankruptcy, a company will be removed from the Broad Dividend Achievers(TM) Index effective after the close on the date of the filing. In the event that trading in a company included in the Broad Dividend Achievers(TM) Index is suspended, the Broad Dividend Achievers(TM) Index calculation agent, in consultation with Mergent, shall decide whether the company will be removed from the Broad Dividend Achievers(TM) Index as soon as applicable. For purposes of minimizing the impact to the Broad Dividend Achievers(TM) Index, the company to be deleted will be removed at the value at which it last traded. The Broad Dividend Achievers(TM) Index divisor will be adjusted to reflect the disposition.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

MARKET TRADING RISK
Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Broad Dividend Achievers(TM) Index.

MARKET RISK
The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK
The Fund's return may not match the return of the Broad Dividend Achievers(TM) Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Broad Dividend Achievers(TM) Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Broad Dividend Achievers(TM) Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Broad Dividend Achievers(TM) Index, as would be the case if it purchased all of the stocks in the Broad Dividend Achievers(TM) Index with the same weightings as the Broad Dividend Achievers(TM) Index.

REPLICATION MANAGEMENT RISK
Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Broad Dividend Achievers(TM) Index.

DIVIDEND ACHIEVERS(TM) UNIVERSE RISK
At times, the segment of the equity markets represented by the Dividend Achievers(TM) universe (i.e., dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the Broad Dividend Achievers(TM) Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

SMALL AND MEDIUM-SIZED COMPANY RISK
Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED
The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses (2)(3)
  (fees paid directly from your investments)                               None*
Annual Fund Operating Expenses(4)
  (expenses that are deducted from the Fund's assets)
     Management Fees                                                       0.40%
     Distribution and Service (12b-1) Fees(5)                                --%
     Other Expenses                                                        0.25%
     Total Gross Annual Fund Operating Expenses                            0.65%
     Fee Waivers and Expense Assumption(6)                                 0.05%
Total Net Annual Fund Operating Expenses                                   0.60%

(1) THE FUND HAD NOT COMMENCED OPERATIONS AS OF THE DATE OF THIS PROSPECTUS. THE EXPENSES LISTED IN THE TABLE ARE ESTIMATES BASED ON THE EXPENSES THE FUND EXPECTS TO INCUR FOR THE FISCAL YEAR ENDING APRIL 30, 2006.
(2) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.
(3) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.
(4)  EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.
(5) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.

(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.50% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2007. THE OFFERING COSTS EXCLUDED FROM THE 0.50% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SECURITIES AND EXCHANGE COMMISSION ("SEC") AND STATE REGISTRATION FEES; AND (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.50% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.
*    SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

            1 YEAR                      3 YEARS
     -------------------------------------------------
            $   66                      $   208

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,962 if the Creation Unit is redeemed after one year, and $32,205 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the High Growth Rate Dividend Achievers(TM) Index (the "Underlying Index").

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 80% of its total assets in common stocks of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last 10 or more fiscal years. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the High Growth Rate Dividend Achievers(TM) Index. The Adviser will seek to match the performance of the High Growth Rate Dividend Achievers(TM) Index. The High Growth Rate Dividend Achievers(TM) Index is comprised of 100 stocks selected by Mergent from the U.S. Dividend Achievers(TM) universe principally on the basis of their 10-year compound annual dividend growth rate as identified by Mergent pursuant to a proprietary selection methodology. In tracking the Index, it is anticipated that a small portion of the stocks will include small and medium capitalization stocks. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund generally will invest in all of the stocks comprising the High Growth Rate Dividend Achievers(TM) Index in proportion to their weightings in the High Growth Rate Dividend Achievers(TM) Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the High Growth Rate Dividend Achievers(TM) Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the High Growth Rate Dividend Achievers(TM) Index, purchase securities not in the High Growth Rate Dividend Achievers(TM) Index which the Adviser believes are appropriate to substitute for certain securities in the High Growth Rate Dividend Achievers(TM) Index or utilize various combinations of other available investment techniques, in seeking to track the High Growth Rate Dividend Achievers(TM) Index. The Fund may sell stocks that are represented in the High Growth Rate Dividend Achievers(TM) Index in anticipation of their removal from the High Growth Rate Dividend Achievers(TM) Index, or purchase stocks not represented in the High Growth Rate Dividend Achievers(TM) Index in anticipation of their addition to the High Growth Rate Dividend Achievers(TM) Index.

MERGENT INDEX METHODOLOGY
The High Growth Rate Dividend Achievers(TM) Index is designed to track the performance of the 100 companies with the highest annual dividend growth rate over the last 10 years that meet the requirements to be classified as "High Growth Rate Dividend Achievers(TM)." To become eligible for inclusion in the High Growth Rate Dividend Achievers(TM) Index, a company must be incorporated in the United States or its territories, trade on the NYSE, NASDAQ or AMEX, and its aggregate annual regular dividend payments must have increased consistently over the course of the last 10 or more fiscal years.

Mergent uses the last available dividend payable date for the previous calendar or fiscal year to calculate the total annual regular dividend payment. Mergent reserves the authority to include companies with an off calendar year payment schedule or an off calendar fiscal year as long as the payable date falls within the first 10 days of the fiscal or calendar year.

Similar to other index values published by the AMEX, the value of the High Growth Rate Dividend Achievers(TM) Index is published every 15 seconds through the Consolidated Tape Association's Network B. The Index is published under the ticker symbol "DAH."

INDEX CONSTRUCTION
The Dividend Achievers(TM) companies are identified as those companies that have been incorporated in the United States or its territories and trade on the NYSE, NASDAQ or AMEX, with aggregate annual regular dividend payments that have increased consistently over the course of the last 10 or more fiscal years.

The universe of companies is initially ranked according to the 10-year compound annual growth rate of their dividends using the Indicated Annual Dividend at the company's last trading day in December and the company's last trading day in December ten years prior to the reconstitution date. The Indicated Annual Dividend is the projected annual dividend as based upon the last quarter's dividend payment. The 100 highest ranking companies are selected for inclusion in the High Growth Rate Dividend Achievers(TM) Index. No single company may exceed 4% of the High Growth Rate Dividend Achievers(TM) Index as of either a reconstitution or rebalance date. Companies with market capitalizations that exceed 4% will have their High Growth Rate Dividend Achievers(TM) Index weight modified to equal 4% of the High Growth Rate Dividend Achievers(TM) Index.

The excess amounts from companies whose initial market capitalizations exceeded 4% of the High Growth Rate Dividend Achievers(TM) Index will be redistributed among the remaining companies in proportion to their initial weights until no company exceeds 4% of the High Growth Rate Dividend Achievers(TM) Index. These modified weights will then become effective on the last trading day in January. In between the reconstitution and rebalance dates, the High Growth Rate Dividend Achievers(TM) Index weights of each company will float; thus it will be possible for a company to exceed 4% of the High Growth Rate Dividend Achievers(TM) Index during this period.

INDEX REBALANCING
The High Growth Rate Dividend Achievers(TM) Index is rebalanced on a quarterly basis using a modified market capitalization methodology. The modified market capitalizations are calculated using the company's most recent shares outstanding and the company's stock's closing price at the last day in March, June and September. These modified weights will then become effective on the company's stock's last trading days in April, July and October, respectively. The composition of the Fund's portfolio will therefore change to the extent necessary to replicate the High Growth Rate Dividend Achievers(TM) Index.

The High Growth Rate Dividend Achievers(TM) Index is also reconstituted on an annual basis to incorporate the stocks with the highest 10-year compound annual growth rate, among a group of stocks identified by Mergent as "Dividend Achievers(TM)" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last trading day in January.

INDEX MAINTENANCE
Share adjustments to reflect a split, a reverse split or a stock dividend will be made on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

DIVIDEND PAYMENTS
For total return calculations for the High Growth Rate Dividend Achievers(TM) Index, dividend payments will be reinvested in the High Growth Rate Dividend Achievers(TM) Index on the ex-date of the underlying securities.

MERGERS
In the event of a merger between two companies included in the High Growth Rate Dividend Achievers(TM) Index, the common shares of the surviving company will continue to be represented in the High Growth Rate Dividend Achievers(TM) Index. In the event of a merger between a company in the High Growth Rate Dividend Achievers(TM) Index and a company not in the High Growth Rate Dividend Achievers(TM) Index, the surviving company will only be included in the High Growth Rate Dividend Achievers(TM) Index if the High Growth Rate Dividend Achievers(TM) company is the surviving company. If a company is removed from the Index, the company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend Achievers(TM) Index and as identified at reconstitution will replace the merged company. In order to reduce trading costs on the High Growth Rate Dividend Achievers(TM) Index, the new company will replace the acquired company in an equal dollar amount until the next rebalance or reconstitution date.

ACQUISITIONS
A company will be dropped from the High Growth Rate Dividend Achievers(TM) Index in the case of its acquisition. The company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend Achievers(TM) Index and as identified at reconstitution will replace the acquired company. In order to reduce trading costs on the High Growth Rate Dividend Achievers(TM) Index, the new company will replace the acquired company in an equal dollar amount until the next rebalance or reconstitution date.

DELISTING OF PORTFOLIO SECURITIES
A company will be dropped from the High Growth Rate Dividend Achievers(TM) Index in the event the company ceases to be listed on the NYSE, NASDAQ or AMEX, and will be replaced by the company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend Achievers(TM) Index.

BANKRUPTCY OR PROLONGED TRADING SUSPENSION
In the event of bankruptcy, a company will be removed from the High Growth Rate Dividend Achievers(TM) Index effective after the close on the date of the filing. In the event that trading in a company included in the High Growth Rate Dividend Achievers(TM) Index is suspended, the High Growth Rate Dividend Achievers(TM) Index calculation agent, in consultation with Mergent, shall decide whether the company will be removed from the High Growth Rate Dividend

Achievers(TM) Index as soon as applicable. For purposes of minimizing the impact to the High Growth Rate Dividend Achievers(TM) Index, the company to be deleted will be removed at the value at which it last traded. The company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend Achievers(TM) Index and as identified at reconstitution will replace the company. In order to reduce trading costs on the High Growth Rate Dividend Achievers(TM) Index, the new company will replace the acquired company in an equal dollar amount until the next rebalance or reconstitution date.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

MARKET TRADING RISK
Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the High Growth Rate Dividend Achievers(TM) Index.

MARKET RISK
The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK
The Fund's return may not match the return of the High Growth Rate Dividend Achievers(TM) Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the High Growth Rate Dividend Achievers(TM) Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the High Growth Rate Dividend Achievers(TM) Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the High Growth Rate Dividend Achievers(TM) Index, as would be the case if it purchased all of the stocks in the High Growth Rate Dividend Achievers(TM) Index with the same weightings as the High Growth Rate Dividend Achievers(TM) Index.

REPLICATION MANAGEMENT RISK
Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the High Growth Rate Dividend Achievers(TM) Index.

DIVIDEND ACHIEVERS(TM) UNIVERSE RISK
At times, the segment of the equity markets represented by the Dividend Achievers(TM) universe (i.e., dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the High Growth Rate Dividend Achievers(TM) Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

SMALL AND MEDIUM-SIZED COMPANY RISK
Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED
The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses (2)(3)
  (fees paid directly from your investments)                               None*
Annual Fund Operating Expenses(4)
  (expenses that are deducted from the Fund's assets)
      Management Fees                                                      0.40%
      Distribution and Service (12b-1) Fees(5)                               --%
      Other Expenses                                                       0.25%
      Total Gross Annual Fund Operating Expenses                           0.65%
      Fee Waivers and Expense Assumption(6)                                0.05%
Total Net Annual Fund Operating Expenses                                   0.60%

(1) THE FUND HAD NOT COMMENCED OPERATIONS AS OF THE DATE OF THIS PROSPECTUS. THE EXPENSES LISTED IN THE TABLE ARE ESTIMATES BASED ON THE EXPENSES THE FUND EXPECTS TO INCUR FOR THE FISCAL YEAR ENDING APRIL 30, 2006.
(2) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.
(3) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.
(4)  EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.
(5) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.
(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.50% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2007. THE OFFERING COSTS EXCLUDED FROM THE 0.50% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND
     (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.50% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.
*    SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

            1 YEAR                      3 YEARS
     -------------------------------------------------
            $   66                      $   208

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,962 if the Creation Unit is redeemed after one year, and $32,205 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the International Dividend Achievers(TM) Index (the "Underlying Index").

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 80% of its total assets in American Depositary Receipts and non-U.S. common or ordinary stocks of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the International Dividend Achievers(TM) Index. The Adviser will seek to match the performance of the International Dividend Achievers(TM) Index. The International Dividend Achievers(TM) Index is currently comprised of 48 stocks selected principally on the basis of their consecutive years of dividend growth as identified by Mergent pursuant to a proprietary selection methodology. In tracking the Index, it is anticipated that a small portion of the stocks will include small and medium capitalization stocks. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund generally will invest in all of the stocks comprising the International Dividend Achievers(TM) Index in proportion to their weightings in the International Dividend Achievers(TM) Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the International Dividend Achievers(TM) Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the International Dividend Achievers(TM) Index, purchase securities not in the International Dividend Achievers(TM) Index which the Adviser believes are appropriate to substitute for certain securities in the International Dividend Achievers(TM) Index or utilize various combinations of other available investment techniques, in seeking to track the International Dividend Achievers(TM) Index. The Fund may sell stocks that are represented in the International Dividend Achievers(TM) Index in anticipation of their removal from the International Dividend Achievers(TM) Index, or purchase stocks not represented in the International Dividend Achievers(TM) Index in anticipation of their addition to the International Dividend Achievers(TM) Index.

MERGENT INDEX METHODOLOGY
The International Dividend Achievers(TM) Index is designed to track the performance of dividend paying American Depositary Receipts and non-U.S. common or ordinary stocks trading on the NYSE, NASDAQ or AMEX. To become eligible for inclusion in the International Dividend Achievers(TM) Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

Mergent uses the last available dividend payable date for the previous calendar or fiscal year to calculate the total annual regular dividend payment. Mergent reserves the authority to include companies with an off calendar year payment schedule or an off calendar fiscal year as long as the payable date falls within the first 10 days of the fiscal or calendar year.

Similar to other index values published by the AMEX, the value of the International Dividend Achievers(TM) Index is published every 15 seconds through the Consolidated Tape Association's Network B. The Index is published under the ticker symbol "DAT."

INDEX CONSTRUCTION
The International Dividend Achievers(TM) companies are those that have been incorporated outside the United States, trade on the NYSE, NASDAQ or AMEX and have increased their annual regular dividend payments for the past five or more fiscal years. Depending on the industry, the company's asset value must be equal to or greater than $2 billion and must have a minimum of 200 shareholders on the ex-date closest to the reconstitution date.

The universe of companies in the International Dividend Achievers(TM) Index are weighted according to yield using the trailing 12 months of regular dividend payments after the company's last trading day in December, except that in the case of Canadian companies yield is calculated based on the Indicated Annual Dividend as of the last trading day in December. These modified weights will then become effective on the last trading day in January.

INDEX REBALANCING
The International Dividend Achievers(TM) Index is rebalanced on a quarterly basis using a dividend yield weighted methodology incorporating a dividend yield based on trailing 12 months of regular dividend payments on the last date in March, June and September, except that in the case of Canadian companies, yield is calculated based on the forward looking Indicated Annual Dividend as of the last trading day in March, June, and September. These modified weights will then become effective on the company's last trading days in April, July and October, respectively.

The International Dividend Achievers(TM) Index is also reconstituted on an annual basis to incorporate a group of stocks identified by Mergent as "International Dividend Achievers(TM)" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last trading day in January.

INDEX MAINTENANCE
Share adjustments to reflect a split, a reverse split or a stock dividend will be made on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

DIVIDEND PAYMENTS
For total return calculations for the International Dividend Achievers(TM) Index, dividend payments will be reinvested in the International Dividend Achievers(TM) Index on the ex-date of the underlying securities.

SUSPENSION OF DIVIDEND PAYMENTS
In the event a company formally announces a suspension of dividend payments or if there have been no regular dividends paid over the trailing 12 months, the company will be removed from the International Dividend Achievers(TM) Index. The International Dividend Achievers(TM) Index divisor will be adjusted to reflect the removal of the company from the International Dividend Achievers(TM) Index.

MERGERS
In the event of a merger between two companies included in the International Dividend Achievers(TM) Index, the common shares of the surviving company will continue to be represented in the International Dividend Achievers(TM) Index. In the event of a merger between a company in the International Dividend Achievers(TM) Index and a company not in the International Dividend Achievers(TM) Index, the surviving company will only be included in the International Dividend Achievers(TM) Index if the International Dividend Achievers(TM) company is the surviving company.

ACQUISITIONS
A company will be dropped from the International Dividend Achievers(TM) Index in the case of its acquisition. The International Dividend Achievers(TM) Index divisor will be adjusted to reflect the acquisition.

DELISTING OF PORTFOLIO SECURITIES
A company will be dropped from the International Dividend Achievers(TM) Index in the event the company ceases to be listed on the NYSE, NASDAQ or AMEX.

BANKRUPTCY OR PROLONGED TRADING SUSPENSION
In the event of bankruptcy, a company will be removed from the International Dividend Achievers(TM) Index effective after the close on the date of the filing. In the event that trading in a company included in the International Dividend Achievers(TM) Index is suspended, the International Dividend Achievers(TM) Index calculation agent, in consultation with Mergent, shall decide whether the company will be removed from the International Dividend Achievers(TM) Index as soon as applicable. For purposes of minimizing the impact to the International Dividend Achievers(TM) Index, the company to be deleted will be removed at the value at which it last traded. The International Dividend Achievers(TM) Index divisor will be adjusted to reflect the disposition.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

MARKET TRADING RISK
Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the International Dividend Achievers(TM) Index.

MARKET RISK
The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK
The Fund's return may not match the return of the International Dividend Achievers(TM) Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the International Dividend Achievers(TM) Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the International Dividend Achievers(TM) Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the International Dividend Achievers(TM) Index, as would be the case if it purchased all of the stocks in the International Dividend Achievers(TM) Index with the same weightings as the International Dividend Achievers(TM) Index.

REPLICATION MANAGEMENT RISK
Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the International Dividend Achievers(TM) Index.

INTERNATIONAL DIVIDEND ACHIEVERS(TM) UNIVERSE RISK
At times, the segment of the equity markets represented by the International Dividend Achievers(TM) universe (i.e., high yielding dividend paying stocks of non-U.S. companies) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the International Dividend Achievers(TM) Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

FOREIGN SECURITIES RISK
The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

SMALL AND MEDIUM-SIZED COMPANY RISK
Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

ISSUER-SPECIFIC CHANGES
The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED
The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)

Shareholder Transaction Expenses (2)(3)
  (fees paid directly from your investments)                               None*
Annual Fund Operating Expenses(4)
  (expenses that are deducted from the Fund's assets)
      Management Fees                                                      0.40%
      Distribution and Service (12b-1) Fees(5)                               --%
      Other Expenses                                                       0.25%
      Total Gross Annual Fund Operating Expenses                           0.65%
      Fee Waivers and Expense Assumption(6)                                0.05%
Total Net Annual Fund Operating Expenses                                   0.60%

(1) THE FUND HAD NOT COMMENCED OPERATIONS AS OF THE DATE OF THIS PROSPECTUS. THE EXPENSES LISTED IN THE TABLE ARE ESTIMATES BASED ON THE EXPENSES THE FUND EXPECTS TO INCUR FOR THE FISCAL YEAR ENDING APRIL 30, 2006.
(2) WHEN BUYING OR SELLING SHARES THROUGH A BROKER, YOU WILL INCUR CUSTOMARY BROKERAGE COMMISSIONS AND CHARGES.
(3) IF A CREATION UNIT IS PURCHASED OR REDEEMED OUTSIDE THE USUAL PROCESS THROUGH THE NATIONAL SECURITIES CLEARING CORPORATION OR FOR CASH, A VARIABLE FEE OF UP TO FOUR TIMES THE STANDARD CREATION OR REDEMPTION TRANSACTION FEE WILL BE CHARGED.
(4)  EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS.
(5) THE FUND HAS ADOPTED A DISTRIBUTION AND SERVICE (12b-1) PLAN PURSUANT TO WHICH THE FUND MAY BEAR A 12b-1 FEE NOT TO EXCEED 0.25% PER ANNUM OF THE FUND'S AVERAGE DAILY NET ASSETS. HOWEVER, NO SUCH FEE IS CURRENTLY PAID BY THE FUND.
(6) PURSUANT TO THE INVESTMENT ADVISORY AGREEMENT WITH THE TRUST, THE ADVISER HAS AGREED TO WAIVE FEES AND/OR PAY FUND EXPENSES TO THE EXTENT NECESSARY TO PREVENT THE OPERATING EXPENSES OF THE FUND (EXCLUDING INTEREST EXPENSE, BROKERAGE COMMISSIONS, SUB-LICENSING FEES, OFFERING COSTS AND OTHER TRADING EXPENSES, TAXES AND EXTRAORDINARY EXPENSES) FROM EXCEEDING 0.50% OF AVERAGE NET ASSETS PER YEAR, AT LEAST UNTIL APRIL 30, 2007. THE OFFERING COSTS EXCLUDED FROM THE 0.50% EXPENSE CAP ARE: (a) LEGAL FEES PERTAINING TO THE FUND'S SHARES OFFERED FOR SALE; (b) SEC AND STATE REGISTRATION FEES; AND
     (c) INITIAL FEES PAID TO BE LISTED ON AN EXCHANGE. THE TRUST AND THE ADVISER HAVE ENTERED INTO AN EXCESS EXPENSE AGREEMENT (THE "EXPENSE AGREEMENT") IN WHICH THE ADVISER HAS AGREED TO WAIVE ITS MANAGEMENT FEES AND/OR PAY CERTAIN OPERATING EXPENSES OF THE FUND IN ORDER TO MAINTAIN THE EXPENSE RATIO OF THE FUND AT OR BELOW 0.50% (EXCLUDING THE EXPENSES SET FORTH ABOVE) (THE "EXPENSE CAP"). EXPENSES BORNE BY THE ADVISER ARE SUBJECT TO REIMBURSEMENT BY THE FUND UP TO THREE YEARS FROM THE DATE THE FEE OR EXPENSE WAS INCURRED, BUT NO REIMBURSEMENT PAYMENT WILL BE MADE BY THE FUND IF IT WOULD RESULT IN THE FUND EXCEEDING ITS EXPENSE CAP.
*    SEE "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" BELOW.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

            1 YEAR                      3 YEARS
     -------------------------------------------------
            $   66                      $   208

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $10,962 if the Creation Unit is redeemed after one year, and $32,205 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.


----------
*    See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES
Each Fund will normally invest at least 80% of its total assets in component securities that comprise its respective Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of each Fund.

The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

BORROWING MONEY
Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

SECURITIES LENDING
Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

TRADING ISSUES
Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

FLUCTUATION OF NET ASSET VALUE
The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of the Shares should not be sustained.

SECURITIES LENDING
Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

PORTFOLIO HOLDINGS

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC is a registered investment adviser with its offices at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management of approximately $1.27 billion as of June 30, 2005. PowerShares XTF is currently comprised of twenty-three exchange-traded funds.

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who has been responsible for the day-to-day management of the Funds' portfolios since their inception is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002. Prior to his work at Charles A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001. The Funds' Statement of Additional Information provides additional information about the portfolio manager's compensation structure, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Trust.

The Adviser will receive fees from each Fund equal to 0.40% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement with respect to each Fund included in this Prospectus, until at least April 30, 2007, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of average daily net assets per year. The offering costs excluded from the 0.50% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for a portion of its sub-licensing fees related to the Underlying Indexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds will trade under the following AMEX symbols, subject to notice of issuance:

FUND                                                        AMEX TRADING SYMBOL
----                                                        -------------------
PowerShares Dividend Achievers(TM) Portfolio                                PFM
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio               PHJ
PowerShares International Dividend Achievers(TM) Portfolio                  PID

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

FUND SHARE TRADING PRICES
The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at net asset value per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Funds' shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

CREATION UNITS
Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

PURCHASE
In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of The Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

REDEMPTION
Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

-    Your Fund makes distributions,

-    You sell your Shares listed on the AMEX, and

-    You purchase or redeem Creation Units.

TAXES ON DISTRIBUTIONS
Dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

TAXES ON EXCHANGE-LISTED SHARE SALES
Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

ALPS Distributors, Inc. serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

The Bank of New York Company, Inc. ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

FUND SERVICE PROVIDERS

BONY is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDER

Mergent is the Index Provider for the Funds. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use the Indexes. The Funds are entitled to use the respective Index pursuant to a sub-licensing arrangement with the Adviser.

DISCLAIMERS

The "Broad Dividend Achievers(TM) Index," "High Growth Rate Dividend Achievers(TM) Index" and "International Dividend Achievers(TM) Index" are trademarks of Mergent and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Index upon which it is based:

FUND                                              UNDERLYING INDEX
------------------------------------------------------------------------------------
PowerShares Dividend Achievers(TM) Portfolio      Broad Dividend Achievers(TM) Index
PowerShares High Growth Rate Dividend             High Growth Rate Dividend
Achievers(TM) Portfolio                           Achievers(TM) Index
PowerShares International Dividend                International Dividend
Achievers(TM) Portfolio                           Achievers(TM) Index

None of the Funds is sponsored, endorsed, sold or promoted by Mergent and Mergent does not make any representation regarding the advisability of investing in Shares of these Funds.

Mergent's only relationship to the Adviser is Mergent's licensing to the Adviser certain Mergent trademarks, the Underlying Indexes and trade names, which are composed by Mergent without regard to the Adviser, this product or any investor. The Funds and their common shares are not sponsored, endorsed, sold or promoted by Mergent. Mergent makes no representation or warranty, express or implied, to the shareholders of this exchange traded fund (ETF) or any member of the public regarding the advisability of investing in securities generally or in this ETF particularly or the ability of any data supplied by Mergent to track general stock market performance. Mergent's only relationship to the Adviser is the licensing of certain trademarks and trade names of Mergent and of the data supplied by Mergent which is determined, composed and calculated by Mergent without regard to this ETF or its common shares. Mergent has no obligation to take the needs of the Adviser or the shareholders of the ETF into consideration in determining, composing or calculating the data supplied by Mergent. Mergent is not responsible for and has not participated in the determination of the prices of the common shares of the ETF or the timing of the issuance or sale of such common shares. Mergent has no obligation or liability in connection with the administration, marketing or trading of this ETF or its common shares.

MERGENT DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, THEIR SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY MERGENT OR ANY DATA INCLUDED THEREIN. MERGENT MAKES NO EXPRESS OR IMPLIED WARRRANITES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY MERGENT OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

CONTINUOUS OFFERING
The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

FOR MORE INFORMATION
For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

         Call: ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639) Monday through Friday
                  8:00 a.m. to 5:00 p.m. Mountain Time

         Write:   PowerShares Exchange-Traded Fund Trust
                  c/o ALPS Distributors, Inc.
                  1625 Broadway, Suite 2200
                  Denver, Colorado 80202

         Visit:   www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

         publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

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                                      PowerShares Exchange-Traded Fund Trust
                                          Wheaton Oaks Professional Building
                                                     855 West Prairie Avenue
                                                           Wheaton, IL 60187

                                                                800.983.0903
                                                         www.powershares.com

                    INVESTMENT COMPANY ACT FILE NO. 811-21265

                     POWERSHARES EXCHANGE-TRADED FUND TRUST
                     PowerShares Dividend Achievers(TM) Portfolio
           PowerShares High Growth Rate Dividend Achievers(TM) Portfolio
             PowerShares International Dividend Achievers(TM) Portfolio
                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED SEPTEMBER 15, 2005

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated September 15, 2005 for the PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202, or by calling toll free
(800) 843-2639.

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS                                           3

EXCHANGE LISTING AND TRADING                                                             3

INVESTMENT RESTRICTIONS AND POLICIES                                                     4

INVESTMENT POLICIES AND RISKS                                                            6

GENERAL CONSIDERATIONS AND RISKS                                                         9

MANAGEMENT                                                                              11

BROKERAGE TRANSACTIONS                                                                  19

ADDITIONAL INFORMATION CONCERNING THE TRUST                                             19

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS                                   22

TAXES                                                                                   32

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS                                  34

DETERMINATION OF NAV                                                                    34

DIVIDENDS AND DISTRIBUTIONS                                                             34

MISCELLANEOUS INFORMATION                                                               35

FINANCIAL STATEMENTS                                                                    35

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

     The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of twenty-three investment portfolios. This Statement of Additional Information relates to three of the investment portfolios: the PowerShares Dividend Achievers(TM) Portfolio, PowerShares High Growth Rate Dividend Achievers(TM) Portfolio and PowerShares International Dividend Achievers(TM) Portfolio (each a "Fund" and together, the "Funds"). The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

     The Funds are managed by PowerShares Capital Management LLC (the
"Adviser").

     The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares described in the Prospectus have been approved for listing and secondary trading on the American Stock Exchange (the "AMEX"), subject to notice of issuance. Fund Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

     There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

     The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

INVESTMENT OBJECTIVES

     The investment objective of the PowerShares Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Broad Dividend Achievers(TM) Index" (the "Underlying Index").

     The investment objective of the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "High Growth Rate Dividend Achievers(TM) Index" (the "Underlying Index").

     The investment objective of the PowerShares International Dividend Achievers(TM) Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "International Dividend Achievers(TM) Index" (the "Underlying Index").

INVESTMENT RESTRICTIONS

     The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment objectives and investment restrictions, numbered (1) through (9) below. Each Fund, as a fundamental policy, may not:

     (1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

     (2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

     (3) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     (4) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (5) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (6) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (9)  Issue senior securities, except as permitted under the 1940 Act.

     Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

     The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of each Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

     The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board and without shareholder approval, each Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.

     In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

     (4) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (5) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

INVESTMENT POLICIES AND RISKS

     LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

     MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

     INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

     REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each Fund may invest in the securities of real estate investment trusts to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

     ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

     FUTURES AND OPTIONS. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

     A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

     An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment manager to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectus and this Statement of Additional Information.

     Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

     SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

     The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

GENERAL CONSIDERATIONS AND RISKS

     A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

     An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

     An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

     The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

     RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

     Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

     Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

     Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

     RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

     The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has five Trustees. Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two Trustees (the "Management Trustees") are affiliated with the Adviser.

     The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 23 portfolios.

                                                      TERM OF                               NUMBER OF
                                                      OFFICE AND                            PORTFOLIOS IN
                                                      LENGTH OF     PRINCIPAL               FUND COMPLEX     OTHER
NAME, ADDRESS AND AGE OF           POSITION(S)        TIME          OCCUPATION(S) DURING    OVERSEEN BY      DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES               HELD WITH TRUST    SERVED*       PAST 5 YEARS            TRUSTEES         BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

                                                      TERM OF                                 NUMBER OF
                                                      OFFICE AND                              PORTFOLIOS IN
                                                      LENGTH OF     PRINCIPAL                 FUND COMPLEX     OTHER
NAME, ADDRESS AND AGE OF           POSITION(S)        TIME          OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS HELD
INDEPENDENT TRUSTEES               HELD WITH TRUST    SERVED*       PAST 5 YEARS              TRUSTEES         BY TRUSTEES
Ronn R. Bagge (47)                 Trustee            Since 2003    YQA Capital Management         23          Advisor of Park
YQA Capital Management, LLC                                         LLC (July                                  Industries, Inc.
1755 S. Naperville Rd., Suite 100                                   1998-Present);                             (manufacturer);
Wheaton, IL 60187                                                   formerly Owner/CEO of                      Director of
                                                                    Electronic Dynamic                         MasterCare
                                                                    Balancing Co., Inc.                        Experts, Inc.
                                                                    (high-speed rotating                       (consumer
                                                                    equipment service                          services);
                                                                    provider)                                  Advisor of IVCF
                                                                                                               Great Lakes Region
                                                                                                               (non profit);
                                                                                                               Director of Living
                                                                                                               Waters Wilderness
                                                                                                               Adventure Inc.
                                                                                                               (non-profit);
                                                                                                               Director of
                                                                                                               Wheaton Christian
                                                                                                               Grammar School

D. Mark McMillan (42)              Trustee            Since 2003    Member, Bell, Boyd &           23          None
c/o PowerShares Capital                                             Lloyd LLC
Management LLC                                                      (1989-present)
855 West Prairie Ave.
Wheaton, IL 60187

Philip M. Nussbaum (43)            Trustee            Since 2003    Chairman, Performance          23          None
c/o PowerShares Capital                                             Trust Capital Partners
Management LLC                                                      (formerly Betzold,
855 West Prairie Ave.                                               Berg, Nussbaum &
Wheaton, IL 60187                                                   Heilman, Inc.);
                                                                    formerly Managing
                                                                    Director, Communication
                                                                    Institute (May 2002-
                                                                    August 2003); Executive
                                                                    Vice President of
                                                                    Finance, Betzold, Berg,
                                                                    Nussbaum & Heitman, Inc.
                                                                    (March 1994-July 1999)

----------
* This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term until his successor is elected.

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                          NUMBER OF
                                                     TERM OF                              PORTFOLIOS
                                                     OFFICE AND                           IN FUND
                                                     LENGTH       PRINCIPAL               COMPLEX
NAME, ADDRESS AND AGE OF           POSITION(S)       OF TIME      OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
MANAGEMENT TRUSTEES                HELD WITH TRUST   SERVED*      PAST 5 YEARS            BY TRUSTEES      HELD BY TRUSTEES
------------------------           ---------------   -------      --------------------    -----------      -------------------
John Southard (35)                 Trustee and       Since 2003   Managing Director,      22               None
c/o PowerShares Capital            Treasurer                      PowerShares Capital
Management LLC                                                    Management LLC
855 West Prairie Ave.                                             (August 2002-Present);
Wheaton, IL 60187                                                 Analyst, Charles A.
                                                                  Schwab Securities
                                                                  (May 2001-August
                                                                  2002); Analyst, Nike
                                                                  Securities (October
                                                                  1992 - May 2001)

H. Bruce Bond (42)                 Trustee and       Since 2003   Managing Director,      22               None
c/o PowerShares Capital            Chief                          PowerShares Capital
Management LLC                     Executive                      Management LLC (August
855 West Prairie Ave.              Officer                        2002-Present);
Wheaton, IL 60187                                                 Manager, Nuveen
                                                                  Investments (April
                                                                  1998-August 2002)

NAME, ADDRESS AND AGE OF           POSITION(S) WITH          LENGTH OF TIME
EXECUTIVE OFFICER                  TRUST                     SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Keith Ovitt (42)                   Secretary                 Since 2003              Managing Director, PowerShares Capital
c/o PowerShares Capital                                                              Management LLC (April 2003-Present);
Management LLC                                                                       President, Ovitech (2002-2003); Vice
855 West Prairie Ave.                                                                President of Information Systems for DFG
Wheaton, IL 60187                                                                    Foods, LLC (Division of FoodBrands
                                                                                     America/Tyson Foods) (1999 - 2002);
                                                                                     Systems Manager, Nabisco Biscuit Company
                                                                                     (1997-1999)

Kevin R. Gustafson (39)            Chief Compliance          Since 2004              General Counsel and Chief Compliance
c/o PowerShares Capital            Officer                                           Officer, PowerShares Capital Management
Management LLC                                                                       LLC (September 2004-Present); Attorney,
855 West Prairie Ave.                                                                Nyberg & Gustafson (2001-2004); Attorney,
Wheaton, IL 60187                                                                    Burke, Warren, McKay & Serritella, P.C.
                                                                                     (1997-2000)

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* This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

                                                                                                       AGGREGATE DOLLAR RANGE
                                                     DOLLAR RANGE OF           DOLLAR RANGE OF          OF EQUITY SECURITIES
                           DOLLAR RANGE OF          EQUITY SECURITIES          EQUITY SECURITIES          IN ALL REGISTERED
                          EQUITY SECURITIES        IN THE POWERSHARES         IN THE POWERSHARES         INVESTMENT COMPANIES
                         IN THE POWERSHARES         HIGH GROWTH RATE            INTERNATIONAL           OVERSEEN BY TRUSTEE IN
                        DIVIDEND ACHIEVERS(TM)    DIVIDEND ACHIEVERS(TM)     DIVIDEND ACHIEVERS(TM)     FAMILY OF INVESTMENT
                          PORTFOLIO (AS OF          PORTFOLIO (AS OF           PORTFOLIO (AS OF           COMPANIES (AS OF
NAME OF TRUSTEE          DECEMBER 31, 2004)         DECEMBER 31, 2004)        DECEMBER 31, 2004)          DECEMBER 31, 2004)
------------------------------------------------------------------------------------------------------------------------------
Ronn R. Bagge                   None                       None                     None                  $10,001-$50,000

D. Mark McMillan                None                       None                     None                        None

Philip M. Nussbaum              None                       None                     None                  $10,001-$50,000

John W. Southard                None                       None                     None                  $10,001-$50,000

H. Bruce Bond                   None                       None                     None                   over $100,000

     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

     Effective May 1, 2005, the Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus a per meeting fee of $1,000 for scheduled quarterly meetings of the Board attended by the Trustee and $500 for each special telephone meeting. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

     The Board of Trustees of the Trust met seven times during the fiscal year ended April 30, 2005.

     The Board has an Audit Committee, consisting of three Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs.
Bagge, McMillan and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2005, the Audit Committee held three meetings. There is no separate nominating or investment committee.

     The Trustees fees are allocated among the Funds based on net assets. The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2005 (none of which was paid by the Funds as of April 30, 2005):

                                       AGGREGATE            PENSION OR RETIREMENT
                                   COMPENSATION FROM     BENEFITS ACCRUED AS PART OF     TOTAL COMPENSATION PAID
NAME OF TRUSTEE                          TRUST                 FUND EXPENSES                FROM FUND COMPLEX
------------------------------------------------------------------------------------------------------------------
Ronn R. Bagge                          $  12,000                       N/A                         $  12,000

D. Mark McMillan                       $  12,000                       N/A                         $  12,000

Philip M. Nussbaum                     $  12,000                       N/A                         $  12,000

John W. Southard                           N/A                         N/A                            N/A

H. Bruce Bond                              N/A                         N/A                            N/A

     The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

     INVESTMENT ADVISER. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

     The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

     PORTFOLIO MANAGER. In managing the Funds' investments, the portfolio manager primarily responsible for the day-to-day management of the Funds' portfolios is John Southard. Other than the funds of the Trust, Mr. Southard does not manage any other registered investment companies, pooled investment vehicles or other accounts.

     Although the funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the portfolio manager or the Adviser.

     Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Funds' Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

     As of April 30, 2005, the dollar range of securities beneficially owned by Mr. Southard in the Trust was $10,001 to $50,000.

     INVESTMENT ADVISORY AGREEMENT. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below.

                        FUND                                               FEE
                        ----                                               ---
PowerShares Dividend Achievers(TM) Portfolio                   0.40% of average daily net assets

PowerShares High Growth Rate Dividend Achievers(TM) Portfolio  0.40% of average daily net assets

PowerShares International Dividend Achievers(TM) Portfolio     0.40% of average daily net assets

     Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, until April 30, 2007, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the 0.50% expense cap are: (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below 0.50% (the "Expense
Cap"). Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

                        FUND                                          EXPENSE CAP
                        ----                                          -----------
PowerShares Dividend Achievers(TM) Portfolio                    0.50% of average net assets

PowerShares High Growth Rate Dividend Achievers(TM) Portfolio   0.50% of average net assets

PowerShares International Dividend Achievers(TM) Portfolio      0.50% of average net assets

     Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2007, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

     At a Meeting held on June 21, 2005, the Independent Trustees and their independent legal counsel discussed the information provided by the Adviser which addressed the nature, extent and quality of services provided by the Adviser, and considered the functions performed by the Adviser. The Trustees reviewed information on the performance of other portfolios of the Trust and the performance of their benchmark indices, and concluded that the Adviser had demonstrated capability with respect to an investment strategy of replicating, before fees and expenses, as closely as possible the price and yield of various indices. The Trustees also considered the services provided by the Adviser in its oversight of The Bank of New York ("BONY") as the Trust's administrator, custodian and transfer agent, noted the significant amount of time and effort that had been devoted to this oversight function, and concluded that the administrative services provided to the other portfolios of the Trust by the Adviser were appropriate, demonstrating the Adviser's capability to oversee administrative services to the Funds. The Trustees reviewed the profitability data for the initial two portfolios of the Trust, noting that the Adviser stated that its costs of managing the portfolios have exceeded the amount otherwise payable as the management fee, and that the Adviser also had absorbed expenses pursuant to the Expense Cap provisions of the Investment Advisory Agreement.

     The Independent Trustees reviewed and discussed the information provided by the Adviser on the anticipated expense ratio and the advisory fee for each Fund, as compared to comparable funds selected by an independent published source. The Trustees noted that the advisory fee to be charged to each Fund was ten basis points less than the fee charged to the other portfolios of the Trust (with the exception of the advisory fee charged to the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, which was identical to the advisory fee to be charged to each Fund) and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, taxes and extraordinary expenses) from exceeding 0.50% at least until April 30, 2007. The Independent Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Independent
Trustees noted that each Fund's advisory fee was at the higher end of the exchange-traded fund universe, but was lower than managed open-end funds (non-exchange-traded funds) as well as closed-end funds, and were reasonable because of the complexity of the Index, which requires more frequent rebalancing of each Fund's portfolio, the distinguishing factors of each Fund and the higher administrative, operational and management oversight costs for the Adviser. The Trustees therefore concluded that the advisory fee and anticipated expense ratio of each Fund were competitive and that the advisory fee for each Fund was reasonable and appropriate in amount in light of the quality of services to be provided and the expense cap that would be in place.

     The Independent Trustees then discussed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed information provided by the Adviser with respect to its ability to spread certain fixed costs among the portfolios. The Independent Trustees noted that certain fixed costs associated with the management of the portfolios of the Trust are being reduced on a per-portfolio basis as additional portfolios are added, and that the gradual reduction of the per-portfolio cost may enable the Adviser to operate each Fund under the expense cap, which potentially would lower the costs to shareholders.

     The Independent Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and noted that it does not have any soft-dollar arrangements. Based on all of the information considered and the conclusions reached, the Independent Trustees determined to approve the Investment Advisory Agreement for each Fund. The interested Trustees concurred with the analysis and conclusions.

     PowerShares Capital Management LLC, organized February 7, 2003, is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

     ADMINISTRATOR. The Bank of New York Company, Inc. ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

     BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

     Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets.

     CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

     Pursuant to the Custodian Agreement between BONY and the Trust, each Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets.

     Pursuant to the Transfer Agency Agreement between BONY and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $2,400.

     Pursuant to the Fund Accounting Agreement between BONY and the Trust, each Fund has agreed to pay an annual fund accounting fee of 0.02% of its average daily net assets.

     DISTRIBUTOR. Alps Distributors, Inc. is the Distributor of the Funds' Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units.

     12b-1 PLAN. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in the chart below.

                        FUND                                               FEE
                        ----                                               ---
PowerShares Dividend Achievers(TM) Portfolio                    0.25% of average daily net assets

PowerShares High Growth Rate Dividend Achievers(TM) Portfolio   0.25% of average daily net assets

PowerShares International Dividend Achievers(TM) Portfolio      0.25% of average daily net assets

     Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

     The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

     AGGREGATIONS. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

     INDEX PROVIDERS. Set forth below is a list of each Fund and the Underlying Index upon which it is based. Each Underlying Index is compiled by Mergent.

FUND                                                         UNDERLYING INDEX
----                                                         ----------------
PowerShares Dividend Achievers(TM) Portfolio                  Broad Dividend Achievers(TM) Index

PowerShares High Growth Rate Dividend Achievers(TM) Portfolio High Growth Rate Dividend Achievers(TM) Index

PowerShares International Dividend Achievers(TM) Portfolio    International Dividend Achievers(TM) Index

     Mergent is not affiliated with the Funds or with the Adviser. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with its applicable Index Provider.

     The only relationship that Mergent has with the Adviser or Distributor of the Funds in connection with the Funds is that Mergent has licensed certain of its intellectual property, including the determination of the component stocks of each applicable Underlying Index and the name of the Underlying Index. Each Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the respective Fund. Mergent has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the applicable Underlying Index. Mergent is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Mergent does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

     MERGENT SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEXES. MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. MERGENT DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF MERGENT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BROKERAGE TRANSACTIONS

     The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

     In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

     The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

     The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.

     The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently is comprised of twenty-three funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

     Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

     Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

     The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

     The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

     Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

     The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

     Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

     CONTROL PERSONS. No single person beneficially owns 25% or more of each Fund's voting securities.

     BOOK ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

     DTC ACTS AS SECURITIES DEPOSITORY for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

     DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

     PROXY VOTING. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

     The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

     QUARTERLY PORTFOLIO SCHEDULE. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds' Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

     PORTFOLIO HOLDINGS POLICY. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

     CODES OF ETHICS. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

     The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

     CREATION. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

     A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     DEPOSIT OF SECURITIES AND DEPOSIT OR DELIVERY OF CASH. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

     THE CASH COMPONENT is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

     The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

     Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

     In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

     PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

     All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

     All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

     PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

     All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

     Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

     Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

     ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

     CREATION TRANSACTION FEE. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

     The Standard Creation/Redemption Transaction Fee for each Fund will be $500. The Maximum Creation/Redemption Transaction Fee for each Fund will be $2,500.

     REDEMPTION OF FUND SHARES IN CREATION UNITS AGGREGATIONS. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

     With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

     Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

     The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

     REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

     PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

     PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

     The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

     If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

     The chart below describes in further detail the placement of redemption orders outside the clearing process.

                                   TRANSMITTAL DATE          NEXT BUSINESS DAY       SECOND BUSINESS     THIRD BUSINESS DAY
                                   (T)                       (T+1)                   DAY (T+2)           (T+3)
CREATION THROUGH NSCC

STANDARD ORDERS                    4:00 p.m.                 No action.              No action.          Creation Unit
                                                                                                         Aggregations will be
                                   Order must be                                                         delivered.
                                   received by the
                                   Distributor.

CUSTOM ORDERS                      3:00 p.m.                 No action.              No action.          Creation Unit
                                                                                                         Aggregations will be
                                   Order must be                                                         delivered.
                                   received by the
                                   Distributor.

                                   Orders received after
                                   3:00 p.m. will be
                                   treated as standard
                                   orders.

CREATION OUTSIDE NSCC

STANDARD ORDERS                    4:00 p.m. (ET)            11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                         Aggregations will be
                                   Order in proper form      Deposit Securities                          delivered.
                                   must be received by       must be received by
                                   the Distributor.          the Fund's account
                                                             through DTC.

                                                             2:00 p.m. (ET)

                                                             Cash Component must
                                                             be received by the
                                                             Custodian.

STANDARD ORDERS CREATED            4:00 p.m. (ET)            11:00 a.m. (ET)         No action.          1:00 p.m.
IN ADVANCE OF RECEIPT BY
THE TRUST OF ALL OR A              Order in proper form      Available Deposit                           Missing Deposit
PORTION OF THE DEPOSIT             must be received by       Securities.                                 Securities are due
SECURITIES                         the Distributor.                                                      to the Trust or the
                                                             Cash in an amount                           Trust may use cash
                                                             equal to the sum of                         on deposit to
                                                             (i) the Cash                                purchase missing
                                                             Component, plus (ii)                        Deposit Securities.
                                                             115% of the market
                                                             value of the                                Creation Unit
                                                             undelivered Deposit                         Aggregations will be
                                                             Securities.                                 delivered

CUSTOM ORDERS                      3:00 p.m.                 11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                         Aggregations will be
                                   Order in proper form      Deposit Securities                          delivered.
                                   must be received by       must be received by
                                   the Distributor.          the Fund's account
                                                             through DTC.
                                   Orders received after

                                   3:00 p.m. will be         2:00 p.m. (ET)
                                   treated as standard
                                   orders.                   Cash Component must be
                                                             received by the Orders
                                                             Custodian.

                                   TRANSMITTAL DATE          NEXT BUSINESS DAY       SECOND BUSINESS     THIRD BUSINESS DAY
                                   (T)                       (T+1)                   DAY (T+2)           (T+3)
REDEMPTION THROUGH
NSCC

STANDARD ORDERS                    4:00 p.m. (ET)            No action.              No action.          Fund Securities and
                                                                                                         Cash Redemption
                                   Order must be                                                         Amount will be
                                   received by the                                                       transferred.
                                   Transfer Agent

                                   Orders received after
                                   4:00 p.m. (ET) will be
                                   deemed received on the
                                   next business day (T+1).

CUSTOM ORDERS                      3:00 p.m. (ET)            No action.              No action.          Fund Securities and
                                                                                                         Cash Redemption
                                   Order must be                                                         Amount will be
                                   received by the                                                       transferred.
                                   Transfer Agent

                                   Orders received after
                                   3:00 p.m. will be
                                   treated as standard
                                   orders

REDEMPTION OUTSIDE OF
NSCC

STANDARD ORDERS                    4:00 p.m. (ET)            11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                         Cash Redemption

                                   Order must be             Fund Shares must be                         Amount is delivered
                                   received by the           delivered through DTC                       to the redeeming
                                   Transfer Agent            to the Custodian.                           beneficial owner.

                                   Orders received after     2:00 p.m.
                                   4:00 p.m. (ET) will
                                   be deemed received on     Cash Component, if
                                   the next business day     any, is due.
                                   (T+1).
                                                             *If the order is not
                                                             in proper form or the
                                                             Fund Shares are not
                                                             delivered, then the
                                                             order will not be
                                                             deemed received as
                                                             of T.

CUSTOM ORDERS                      3:00 p.m. (ET)            11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                         Cash Redemption
                                   Order must be             Fund Shares must be                         Amount is delivered
                                   received by the           delivered through DTC                       to the redeeming
                                   Transfer Agent            to the Custodian.                           beneficial owner.

                                   Orders received after
                                   3:00 p.m. will be         2:00 p.m.
                                   treated as standard
                                   orders.                   Cash Component, if
                                                             any, is due.

                                                             *If the order is not
                                                             in proper form or the
                                                             Fund Shares are not
                                                             delivered, then the
                                                             order will not be
                                                             deemed received as
                                                             of T.

TAXES

     Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

     Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

     Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

     As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

     Under the provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act"), long-term capital gains tax rates have generally been reduced for individuals to a maximum of 15% for taxable years beginning before January 1, 2009. In addition, some ordinary dividends declared and paid by a Fund to individual shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains pursuant to the 2003 Tax Act.

     The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

     Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

     Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends). will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 28% through 2010, and 31% in 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

     Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (and including, pursuant to the 2004 Tax Act, for taxable years of the Fund beginning after October 22, 2004, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

     Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

     The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

     In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

     GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

     Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

     DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

MISCELLANEOUS INFORMATION

     COUNSEL. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.

FINANCIAL STATEMENTS

     You may request a copy of the Trust's Annual Report at no charge by calling
800.983.0903 during normal business hours.

                                   APPENDIX A

                       POWERSHARES CAPITAL MANAGEMENT LLC

                        PROXY AND CORPORATE ACTION VOTING

                             POLICIES AND PROCEDURES

I.   POLICY

PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.  PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.  PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

- Manages a pension plan of a company whose management is soliciting proxies;

- Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

- Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2. TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than [$500].

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.   RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.  GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.   OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

a.   Proposals to stagger board members' terms;

b.   Proposals to limit the ability of shareholders to call special meetings;

c.   Proposals to require super majority votes;

d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.   Proposals regarding "fair price" provisions;

f.   Proposals regarding "poison pill" provisions; and

g.   Permitting "green mail".

2. Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.   APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1. Election of directors recommended by management, except if there is a proxy fight.

2. Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.   Date and place of annual meeting.

4.   Limitation on charitable contributions or fees paid to lawyers.

5. Ratification of directors' actions on routine matters since previous annual meeting.

6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7. Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8. Eliminate preemptive rights Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, E.G., on proposed issues representing more than an acceptable level of total dilution.

9.   Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.  CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.   Director compensation.

2.   Eliminate director mandatory retirement policy.

3.   Rotate annual meeting location/date.

4.   Option and stock grants to management and directors.

5.   Proposals to reincorporate into another state.